SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent to year-end, the company together with its institutional partners, completed the sale of a 25% interest in a 403 MW portfolio of operating hydroelectric assets in the U.S. for proceeds of approximately $230 million ($111 million net to the company). The company continues to consolidate the business.
Subsequent to year-end, the company established an at-the-market (“ATM”) equity program under which it may, at its discretion, offer and sell up to $400 million BEPC exchangeable shares directly from treasury. To date, 635,247 BEPC exchangeable shares were issued for gross proceeds of approximately $28 million.
Subsequent to year end, the company, together with its institutional partners, agreed to the sale of a 132 MW portfolio of operating wind and solar assets in the U.S. for proceeds of approximately $89 million ($57 million net to the company). The closing of this transaction is subject to customary closing conditions.